Revenue (Details) - USD ($) $ in Millions	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Revenue [Line Items]
Equity method investments	$ 5.3	$ 4.6	$ 5.3	$ 4.6	$ 6.8	$ 5.8
Related party revenues	1.7		4.9		2.1
Contract liability		1.2		1.2
Operations revenue	0.4	0.4	0.3	0.3
Contract liability					1.2	2.5
Destinations operations					$ 0.5	$ 0.3
FCG [Member]
Revenue [Line Items]
Equity method investments	$ 2.0	$ 0.4	$ 2.0	$ 0.4